S000001269 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
INCOME EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	18.75%	14.46%	13.24%
INCOME EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.38%	12.21%	11.01%
INCOME EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.34%	11.02%	10.23%